Revenue (Tables)	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Summary of net sales by product	Net sales by product were as follows:

	2022	2021

EGRIFTA SV ®	$50,454	$43,009
Trogarzo ®	29,603	26,814

	$80,057	$69,823

Summary of revenue by geographical area	Net sales by geography were as follows:

	2022	2021

Canada	$52	$269
United States	78,744	68,099
Europe	1,261	1,455

	$80,057	$69,823